Debt (Schedule of Estimated Net Leverage Ratio and Estimated Margin) (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Margin increase or decrease percentage	0.25%
Amortization rate of initial principal amount per annum payable quarterly	1.00%
Credit-linked Revolving Facility [Member]
Debt Instrument [Line Items]
Estimated margin	1.50%
Total net leverage ratio	< = 2.25
Estimated total net leverage ratio	1.60
Line of credit facility, unused capacity, commitment fee percentage	1.50%
Credit-linked Revolving Facility [Member] | Increases Margin by Zero Point Twenty Five Percent [Member]
Debt Instrument [Line Items]
Estimated margin	1.75%
Total net leverage ratio	> 2.25
Term C Loan Facility [Member]
Debt Instrument [Line Items]
Estimated margin	2.75%
Total net leverage ratio	< = 1.75
Estimated total net leverage ratio	1.60
Term C Loan Facility [Member] | Increases Margin by Zero Point Twenty Five Percent [Member]
Debt Instrument [Line Items]
Estimated margin	3.00%
Total net leverage ratio	> 1.75 and < = 2.25
Term C Loan Facility [Member] | Increases Margin by Zero Point Fifty Percent [Member]
Debt Instrument [Line Items]
Estimated margin	3.25%
Total net leverage ratio	> 2.25
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Estimated margin	2.50%
Line of credit facility, unused capacity, commitment fee percentage	0.25%